Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Line Items]
Deferred tax expense (benefit)	$ (2)	$ 11	$ (5)
Income tax expense (benefit)	3	16	0
Lump sum in lieu of Macao complementary tax on dividends [Member]
Disclosure of income tax [Line Items]
Current tax expense (income)	$ 5	$ 5	$ 5